Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Operating loss and research and development tax credit carryforwards percentage of change in ownership	50.00%
Percentage of limitation on taxable income after modification and apportionment	20.00%
Net operating losses subject to limitation	$ 3,000,000
Operating loss and research and development tax credit carryforwards percentage of change in ownership period	3 years
Net operating loss carryforwards, limitation	State net operating loss carryforwards may be further limited, including Pennsylvania, which has a limitation equal to the greater of 20.0% of taxable income after modifications and apportionment or $3,000,000 on state net operating losses utilized in any one year.